S000028697 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Variable Portfolio - Partners Small Cap Growth Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	8.13%	1.20%	7.99%
Performance Inception Date				May 07, 2010
Variable Portfolio - Partners Small Cap Growth Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	7.86%	0.94%	7.72%
Performance Inception Date				May 07, 2010